Employee benefits - Schedule of composition of the main plan assets (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Employee benefits
Plan assets, at fair value	€ 1,137	€ 1,354
Equity investments
Employee benefits
Plan assets, at fair value	585	634
Real estates
Employee benefits
Plan assets, at fair value	273	377
Bonds
Employee benefits
Plan assets, at fair value	131	127
Alternative investments
Employee benefits
Plan assets, at fair value	100	109
Liquid funds
Employee benefits
Plan assets, at fair value	€ 48	€ 107